Net result on derecognition of financial assets measured at amortised cost - Additional information (Detail) € in Millions	Dec. 31, 2020 EUR (€)
Net result on derecognition of financial assets measured at amortised cost [Abstract]
Realized profit on sale of debt securities	€ 186